Taxes on Income (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Income tax rate	23.00%	23.00%	24.00%
Temporary difference related to distribution of a dividend from exempt income in respect of which deferred taxes were not recognized	$ 705
The amount of deferred taxes which were not recognized	176
Carryforward tax losses of subsidiaries for which deferred taxes were recorded	181	$ 477
Carryforward tax losses for which deferred taxes were not recorded	363	322
Capital losses for which deferred taxes were not recorded	165	134
Capital losses for tax purposes available for carryforward to future years for which deferred taxes were recorded	0	$ 15
Tax assessment from the Israeli Tax Authority (ITA) in respect of the 2012 2014 tax years	83
Royalties paid by the company to the Israeli government	$ 102
Considerations related to Excess Profit	The operating income, as reported in the latest "excess profit report" for taxation of profits from natural resources for 2018 (with required adjustments as defined in the law), attributed to Bromine operation and Potash operation in the Dead Sea, was about $26 million and about $265 million (reflecting an average realized potash prices of about $270 per-tonne), respectively. At such level of operating income, a value of the property, plant and equipment, of above $0.3 billion for the Bromine mineral and above $2.4 billion for the Potash mineral (approximately an aggregate of $2.7 billion), would result in no natural resources tax liability. Had the Company chosen to measure property, plant and equipment under the depreciated historical cost alternative accounting method (also allowed by IFRS), the amount according to which is about $2 billion as at December 31, 2018, the level of an average realized potash price of about $220 per tonne would result in no natural resources tax liability. According to CRU published data, at the end of February 2020, the spot prices of granular potash imported to Brazil were $240 per tonne (which would imply an average realized Potash price of about $220 per-tonne).